Taxation (Details) - Schedule of tax effect of major unrecognized temporary differences and loss - CHF (SFr)	Dec. 31, 2022	Dec. 31, 2021
Deductible temporary differences
Deferred income	SFr 111,025
Employee benefit plan	43,841	87,149
Other accounts payable		344,822
Total potential tax assets	154,866	431,971
Potential tax assets from loss carry-forwards not recognized	13,297,723	14,271,306
Total potential tax assets from loss carry-forwards and temporary differences not recognized	SFr 13,452,589	SFr 14,703,277